Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

(29) Subsequent events

On January 13, 2012, the Company's wholly-owned subsidiary bank, Old Plank Trail Bank, entered into a definitive agreement to acquire a branch of Suburban Bank & Trust Company ("Suburban") that is located in Orland Park, Illinois. Through this transaction, subject to final adjustments, Old Plank Trail Bank will acquire approximately $50 million of deposits, approximately $4 million of performing loans, the property, bank facility and various other assets. This transaction is subject to regulatory approval and certain closing conditions.

Also on January 13, 2012, the Company's wholly-owned subsidiary, CTC, entered into a definitive agreement to acquire the trust operations of Suburban. Through this transaction, subject to final adjustments, CTC will acquire trust accounts having assets under administration of approximately $160 million, in addition to land trust accounts and various other assets.

On February 10, 2012, the Company announced that its wholly-owned subsidiary bank, Barrington Bank, acquired certain assets and liabilities and the banking operations of Charter National Bank and Trust ("Charter National") in an FDIC-assisted transaction. Charter National operated two locations: one in Hoffman Estates and one in Hanover Park and had approximately $94 million in total assets and $89 million in total deposits as of December 31, 2011. Barrington Bank acquired substantially all of Charter National's assets at a discount of approximately 4.1% and assumed all of the non-brokered deposits at no premium. In connection with the acquisition, Barrington Bank entered into a loss sharing agreement with the FDIC whereby Barrington Bank will share in losses with the FDIC on certain loans and foreclosed real estate at Charter National.

On February 14, 2012, the Company announced plans to expand its premium finance business into the Canadian marketplace by entering into an agreement, through its wholly-owned subsidiary Lake Forest Bank, to purchase Macquarie Premium Funding Inc., the Canadian insurance premium funding unit of Macquarie Group. The business to be acquired originates approximately $600 million of premium finance receivables on an annual basis and currently has approximately $230 million of premium finance receivables outstanding. The transaction is expected to be completed late in the first quarter or early in the second quarter of 2012, subject to regulatory approval and certain closing conditions.